Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 16,790	¥ 10,837
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	10,354	10,837
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	2,391	383
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	171	390
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	318	714
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	6,504	6,700
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	86	409
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	884	¥ 2,241
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 6,436